Segment Reporting (Tables)	6 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment operating performance measure
	For the Six Months Ended December 31, 2019
	Tea shop	Distribution of Dark tea
	chains	products	Unallocated	Total

Revenues	$348,816	$69,403	$-	$418,219
Loss from operations	$(884,478)	$(85,628)	$(508,911)	$(1,479,017)
Net loss	$(836,986)	$(10,194)	$(493,581)	$(1,340,761)

	For the Six Months Ended December 31, 2018
	Tea shop	Distribution of Dark tea
	chains	products	Unallocated	Total

Revenues	$51,189	$-	$-	$51,189
Loss from operations	$(288,315)	$-	$-	$(288,315)
Net loss	$(8,772,832)	$-	$-	$(8,772,832)